AMOUNTS RECEIVABLE	13 Months Ended
Dec. 31, 2021
AMOUNTS RECEIVABLE
Amounts Receivable

5. AMOUNTS RECEIVABLE

Amounts receivable balances as at December 31, 2021 and November 30, 2020 consist of:

	December 31, 2021	November 30, 2020
Trade receivables	$3,863,965	$347,269
HST receivable	36,880	34,480
Other receivables	10,793	-

Balance, end of period	$3,911,638	$381,749